Business Combinations - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Jan. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Percentage of voting interests not acquired		25.00%
Financial liabilities		$ (2,818.0)	$ (2,886.0)
Other Liabilities [Member] | Written put options [member]
Statement [Line Items]
Financial liabilities		91.0
Selling, general and administrative expense [member]
Statement [Line Items]
Acquisition Related Costs		1.3
Jaya Grocer Holdings [Member]
Statement [Line Items]
Percentage of voting interests acquired	75.00%
Revenue of acquiree since acquisition date		150.0
Profit (loss) of acquiree since acquisition date		6.0
Revenue of combined entity as if combination had ocurred at the beginning of the period		582.0
Profit loss of combined entity as if combination had occurred at the beginnig of the period		$ 1,006.0